Financial Risk Management - Credit Risk - Reinsurance contract assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Management
Capital and surplus requirement	$ 500.0
Funds available for collateralization	800.0
Reinsurance contract assets held	$ 11,251.0	$ 10,682.6
A.M. Best rating A- or higher
Financial Risk Management
Reinsurance exposure percentage	91.00%	88.00%
Pools and associations
Financial Risk Management
Reinsurance exposure percentage	9.00%	12.00%